Other financial and non-financial assets (Tables)	12 Months Ended
Dec. 31, 2023
Other financial assets measured at amortized cost
DisclosureOf Other Assets Tables [Line Items]
Disclosure Of Other Assets Explanatory

USD m 31.12.23 31.12.22
Debt securities 45,057 44,594
Loans to financial advisors 2,615 2,611
Fee- and commission-related receivables 2,619 1,812
Finance lease receivables 6,288 1,315
Settlement and clearing accounts

338 1,175
Accrued interest income 3,163 1,259
Other 5,418
1
499
Total other financial assets measured at amortized cost 65,498 53,264 of which: Credit Suisse
2
11,378
1 Predominantly includes cash collateral provided to exchanges and clearing houses to secure securities trading activity through those counterparties.

2 Refer to Note 2 for more information about the acquisition of the Credit Suisse Group.

Other non-financial assets
DisclosureOf Other Assets Tables [Line Items]
Disclosure Of Other Assets Explanatory

USD m 31.12.23 31.12.22
Precious metals and other physical commodities

5,930 4,471
Deposits and collateral provided in connection with litigation,

regulatory and similar matters
1
2,726 2,205
Prepaid expenses 2,080 1,076
Current tax assets

1,456 182
VAT,

withholding tax and other tax receivables
1,327 1,286
Properties and other non-current assets held for sale 188 369
Other 2,342 578
Total other non-financial assets 16,049 10,166
of which: Credit Suisse
2
7,099
1 Refer to Note 18 for more information.

2 Refer to Note 2 for more information about the acquisition of the Credit Suisse Group.